PARTNERSHIP CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 21, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jun. 28, 2024
Schedule of Partnership Units [Line Items]
Partnership units issued		$ 3	$ 2	$ 6	$ 8
Quarterly distribution							$ 0.405
Increase in distribution compared to prior year							6.00%
Limited partners’ capital | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)		461,500,000	458,700,000	461,400,000	458,500,000
Stock issued during period, dividend reinvestment plan (in shares)				200,000	300,000
Dividend reinvestment plan, proceeds				$ 6	$ 8
Number of shares issued (in shares)				194,312		416,225
Limited partners’ capital | Non-controlling Interest - Exchange LP Units, equity
Schedule of Partnership Units [Line Items]
Exchange LP unit conversion, shares (in shares)				200,000	100,000
Conversions				$ (3)	$ 2	$ (8)
Exchange LP unit conversion, value				$ 2
Conversions (in shares)				(239,646)		(378,793)
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares
Schedule of Partnership Units [Line Items]
Conversions				$ 1	$ 1	$ 4
Conversions (in shares)				119,046	100,000	209,954
Limited partners’ capital | General Partner
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)		2,400,000	2,400,000	2,400,000	2,400,000
Limited partners’ capital | Non-controlling Interest - Exchange BIPC LP Units, equity
Schedule of Partnership Units [Line Items]
Conversions					$ 1
Conversions (in shares)				200,000	100,000
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)	12,000,000			0		0
Shares issued during period, price per share (dollars per share)	$ 25
Preferred stock, dividend rate	5.125%
Partnership units issued	$ 293